(John Hancock Global Short Duration Credit Fund - Class I) | (John Hancock Global Short Duration Credit Fund)
 INVESTMENT OBJECTIVE
To seek to maximize total return consisting of current income and capital appreciation.
 FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
  Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (John Hancock Global Short Duration Credit Fund)	Class I
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (John Hancock Global Short Duration Credit Fund)	Class I
Management fee	0.74%
Other expenses	0.20%	[1]
Total annual fund operating expenses	0.94%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	0.93%
[1]	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class I shares.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

 EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (John Hancock Global Short Duration Credit Fund)	1 Year	3 Years	5 Years	10 Years
Class I | | USD ($)	95	299	519	1,154

 PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 67% of the average value of its portfolio.

 PRINCIPAL INVESTMENT STRATEGIES

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. These bonds may include investment-grade and below-investment-grade (junk) bonds issued by U.S. and foreign corporations and U.S. and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities, including those of issuers in emerging markets. The fund may also invest in preferred securities and other types of debt securities.

The manager uses a fundamental approach to security selection across all sectors of the bond market. Credit sectors in which the fund typically invests include U.S. government obligations, mortgage- and asset-backed securities, exchange-traded funds (ETFs), loans, investment-grade and below-investment-grade sovereign debt, and investment- and below-investment-grade U.S. and foreign corporate debt, including floating-rate loans. Some loans may be illiquid. The fund seeks income stability during periods of credit expansion or contraction. Regional, country, and currency allocation will be dynamic over time in response to market conditions.

The fund may invest up and down an issuer's capital structure (excluding common equity) and across the credit quality spectrum, except that the fund may not invest more than 10% of its total assets in junk bonds rated as low as D (in default) by Standard & Poor's Ratings Services (S&P), Moody's Investors Service, Inc. (Moody's), Fitch Ratings, Inc. (Fitch), or an equivalent nationally recognized statistical rating organization (NRSRO) (and their unrated equivalents). The fund's investment policies are based on credit ratings at the time of purchase. The fund will not be managed to correspond to a market benchmark.

The manager will tactically manage duration, which will typically be less than three years. The value of an investment held by a fixed-income fund with a duration of three years, for example, decreases by approximately 3% for every 1% increase in interest rates and increases by approximately 3% with every 1% decrease in interest rates.

The fund may invest in derivatives and actively manage currency to mitigate risk, enhance returns, and diversify its portfolio. Derivatives may include exchange-traded futures and options, currency forwards and options, and over-the-counter (OTC) transactions (e.g., credit default swaps (CDS) and interest-rate swaps). The fund may also utilize derivatives on the Chicago Board Options Exchange Market Volatility Index (VIX) or CDS Indexes (CDX), or on longer-term U.S. Treasury futures. The manager may hedge, cross-hedge, and proxy hedge currency exposures, as well as take outright naked long positions through currency derivatives. The fund may invest in long CDS exposure (selling protection) to augment income opportunities in select credits where the mandated term structure could not otherwise be attained, consistent with the fund's goal of delivering current income.

Although the fund's strategies are typically not leverage-based, certain derivative holdings in the portfolio may provide the economic equivalent of leverage because they display heightened price sensitivity to market fluctuations.

 PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to those of non-defaulted high-yield securities. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and a fund could lose up to its entire investment.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities of the index it is designed to track. However, at times, an ETF's portfolio composition and performance may not match that of such index. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Regulatory changes in derivative markets could impact the cost of or the fund's ability to engage in derivative transactions. Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps; currency options; foreign currency forward contracts; foreign currency swaps; futures contracts; interest-rate swaps; and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Leveraging risk. Using derivatives may result in a leveraged portfolio. Leverage increases a fund's losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

 PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Bloomberg Barclays Global High Yield Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

A note on performance

Class NAV shares commenced operations on October 21, 2013. Because Class I shares had not commenced operations as of the date of this prospectus, the returns shown are those of the fund's Class NAV shares. Returns for Class I shares would have been substantially similar to returns of Class NAV shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class I

Year-to-date total return. The fund's total return for the six months ended June 30, 2018, was –1.12%. Best quarter: Q2 '16, 4.53% Worst quarter: Q3 '15, -4.77%
Average annual total returns (%)—as of 12/31/17
Average Annual Total Returns - (John Hancock Global Short Duration Credit Fund) -	1 Year	Since Inception	Inception Date
Class I	6.14%	3.65%	Oct. 21, 2013
Class I | after tax on distributions	3.78%	1.10%	Oct. 21, 2013
Class I | after tax on distributions, with sale	3.45%	1.58%	Oct. 21, 2013
Bloomberg Barclays Global High Yield Corporate 1–5 Year Index (reflects no deduction for fees, expenses, or taxes)	9.78%	3.58%	Oct. 21, 2013
Bloomberg Barclays Global High Yield Index (reflects no deduction for fees, expenses, or taxes)	10.43%	5.47%	Oct. 21, 2013